Deferred consideration liability - Schedule of Carrying Amount for the Reporting Periods (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Contingent Consideration [Roll Forward]
Beginning balance	$ 0	$ 3,693,612	$ 3,693,612
Repayment			(4,000,000)
Accretion of interest			306,388
Ending balance			$ 0
Interest accretion on deferred consideration	$ 0	$ 157,999